ECONOMIC DEPENDENCE (Schedule of sales to individual customers exceeding 10% revenues) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenues	$ 9,126,082	$ 5,413,594	$ 1,556,742
Customer A
Disclosure of major customers [line items]
Revenues	5,134,327	3,069,670
Customer B
Disclosure of major customers [line items]
Revenues	$ 1,871,092	$ 736,959